Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net
Trade and other receivables, net are recorded at cost.

	December 31, 2016
	Trade and other receivables
($ thousands)	Gross	Allowance for credit losses	Net

Trade receivables	991,556	(58,884)	932,672
Related party receivables (Note 25)	12,638	—	12,638
Sales-type lease receivables	1,927	—	1,927
	1,006,121	(58,884)	947,237

	December 31, 2015
	Trade and other receivables
($ thousands)	Gross	Allowance for credit losses	Net

Trade receivables	1,013,330	(76,137)	937,193
Related party receivables (Note 25)	20,727	—	20,727
Sales-type lease receivables	1,672	—	1,672
	1,035,729	(76,137)	959,592

Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables
The following table presents the activity in the allowance for credit losses related to trade receivables:

	December 31,
($ thousands)	2016	2015	2014

Balance at beginning of year	(76,137)	(91,819)	(99,657)
Provisions, net	(13,594)	(18,883)	(14,655)
Amounts written off as uncollectible	29,289	25,703	14,310
Foreign currency translation	1,558	9,263	11,695
Other	—	(401)	(3,512)
Balance at end of year	(58,884)	(76,137)	(91,819)

Schedule of Receivables Sold
At December 31, 2016 and 2015, the following receivables had been sold:

	December 31, 2016		December 31, 2015
(in thousands)	euro	$	euro	$

Scratch & Win	144,625	152,449	179,904	195,862
Commercial services	59,334	62,544	60,265	65,611
	203,959	214,993	240,169	261,473